Income Taxes (Tables)	12 Months Ended
Jul. 31, 2013
Income Taxes [Abstract]
Deferred Tax Assets And Liabilities

	July 31,
	2013	2012
Net operating loss carry-forward	$22,482,000	$20,677,000
Stock options and warrants	1,915,000	1,765,000
Other temporary differences	252,000	118,000
Total deferred tax assets	24,649,000	22,560,000
Valuation allowance for deferred tax assets	(24,649,000)	(22,560,000)
Net deferred tax assets	$0	$0

Reconciliation Of Effective Tax Rate, Percentage

	2013	2012
Federal tax benefit at the expected statutory rate	34.0%	34.0%
State income tax, net of federal tax benefit	5.8	5.8
Expired net operating loss carryforwards	(9.7)	(6.8)
Other	(2.9)	(3.1)
Valuation allowance	(27.2)	(29.9)
Income tax benefit - effective rate	0.0%	0.0%